Related Party Transactions And Balances - Schedule of Transactions with Major Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Cost of revenue	¥ 22,347	¥ 31,813	¥ 45,757
Tencent Group | Cloud Technology Services
Related Party Transaction [Line Items]
Cost of revenue	20,363	24,915	35,403
Tencent Group | Processing Fees
Related Party Transaction [Line Items]
Cost of revenue	¥ 1,984	¥ 6,898	¥ 10,354